Schedule of Share-based Compensation, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Share-based Compensation Schedule Of Share-based Compensation, Activity 1	$ 624
Share-based Compensation Schedule Of Share-based Compensation, Activity 2	1,237
Share-based Compensation Schedule Of Share-based Compensation, Activity 3	50,592
Share-based Compensation Schedule Of Share-based Compensation, Activity 4	101,475
Share-based Compensation Schedule Of Share-based Compensation, Activity 5	624
Share-based Compensation Schedule Of Share-based Compensation, Activity 6	1,238
Share-based Compensation Schedule Of Share-based Compensation, Activity 7	84,156
Share-based Compensation Schedule Of Share-based Compensation, Activity 8	0
Share-based Compensation Schedule Of Share-based Compensation, Activity 9	135,996
Share-based Compensation Schedule Of Share-based Compensation, Activity 10	$ 103,950